Consolidated Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		26 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
NET (LOSS)	$ (426,054)	$ (399,072)	$ (37,589)	$ (29,945)	$ (76,269)
ADJUSTMENT TO RECONCILE NET LOSS TO NET CASH USED IN OPERATING ACTIVITIES:
Depreciation and Amortization	6,794	15,860
Accretion of Discount on Bond Payable		123,557
(Gain)/Loss on Derivative Liability		(41,643)
Professional fees paid by related party on behalf of the Company				5,000	13,735
Increase in accounts payable and accrued expenses			7,497		7,497
CHANGES IN ASSETS AND LIABILITIES:
(Increase)Decrease in Other Receivables	(44,256)	43,915
(Increase)Decrease in Prepaid Expenses/Deposits	8,047	(8,962)
Increase(Decrease) in Accounts Payable	19,674	463,472
Increase(Decrease) in Accrued Expenses	(1,951)	(1,321,026)
Total Adjustments	(11,692)	(724,827)
NET CASH USED IN OPERATING ACTIVITIES	(437,746)	(1,123,899)	(30,092)	(24,945)	(55,037)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(41,498)
Net (Increase) in Cash held in Escrow	(346,501)
Purchase of Intangible Assets	(7,907)
Increase in loans receivable - related parties				(13,219)	(13,219)
NET CASH USED BY INVESTING ACTIVITIES	(395,906)			(13,219)	(13,219)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in loan payable - related party			16,000	8,500	24,500
Proceeds from Notes Payable - Related Party	865,976	987,911	20,500	5,000	25,500
Payment of Stock Offering Costs
Payments on Notes Payable - Related Party
Increase in capital stock				25,000	25,000
NET CASH PROVIDED BY(USED BY) FINANCING ACTIVITIES	865,976	987,911	36,500	38,500	75,000
Gain (Loss) on Currency Translation	3,354	139,279
NET INCREASE (DECREASE) IN CASH	35,678	3,291	6,408	336	6,744
CASH, BEGINNING OF PERIOD	18,794	4,381	336
CASH, END OF PERIOD	54,472	6,744	6,744	336	6,744
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accretion of Discount on Bond Payable		123,557
Change in Fair Market Value of Derivative Liability		(41,643)
Professional fees paid by related party on behalf of the Company				5,000	13,735
Common stock subscribed					$ 25,000